Jan. 28, 2016

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

Each A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 18, 2016

to the Prospectus dated January 28, 2016

Effective March 15, 2016, Vontobel Asset Management, Inc., the Adviser for the Vontobel Funds, has entered into a contractual expense limitation agreement to waive fees and reimburse expenses of the for the Vontobel Global Emerging Markets Equity Institutional Fund to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.98% for Class I Shares. The agreement to waive fees and reimburse expenses will remain in effect until January 28, 2017 and may be renewed. Accordingly, the prospectus is updated as follows:

On page 1, the Annual Fund Operating Expenses table and the Expense Example section is deleted in its entirety and replaced with the following:

Shareholder Fees (Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	None
Redemption fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.80%
Distribution (Rule 12b-1) fees	None
Other expenses	0.76%
Total annual fund operating expenses	1.56%
Fee Waivers and Reimbursements[1]	(0.58%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.98%

[1]	Vontobel Asset Management, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.98% for Class I Shares until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I – Sold or Held	$159	$493	$850	$1,856